Segment Information (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($) state	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) state segment division	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 03, 2014
Information about segments as well as reconciliations to consolidated financial statement amounts
Other expenses	$ 402	$ 204	$ 207	$ 174	$ 172	$ 190	$ 171	$ 168	$ 987	$ 701	$ 782
Number of business segments | segment									3
Number of states in which branch operations are conducted | state	43								43
Number of states with legacy operation where branch based personal lending ceased | state									14
Interest income	$ 690	427	410	403	407	483	532	551	$ 1,930	1,973	2,141
Interest expense	215	171	171	158	157	180	192	205	715	734	920
Provision for finance receivable losses	483	79	74	80	88	93	107	135	716	423	435
Net interest income after provision for finance receivable losses									499	816	786
Other revenues	108	47	55	52	(40)	625	89	72	262	746	153
Acquisition-related transaction and integration expenses									62	0	0
Other expenses									925
Income (loss) before provision for (benefit from) income taxes	(302)	$ 20	$ 13	$ 43	(50)	$ 645	$ 151	$ 115	(226)	861	157
Income before provision for income taxes attributable to non-controlling interests									127	126	149
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.									(353)	735	8
Assets	21,190				10,929				21,190	10,929	15,336
Debt issuance cost									30
Loan and lease receivable, deferred income	$ 662				217				$ 662	217	172
Consumer and Insurance Segment
Information about segments as well as reconciliations to consolidated financial statement amounts
Number of operating segments | division									2
Consumer
Information about segments as well as reconciliations to consolidated financial statement amounts
Number of states in which branch operations are conducted | state	43								43
Other
Information about segments as well as reconciliations to consolidated financial statement amounts
Other expenses										11	178
Number of states with legacy operation where branch based personal lending ceased | state									14
Interest income									$ 8	17	45
Interest expense									56	8	15
Provision for finance receivable losses									1	7	0
Net interest income after provision for finance receivable losses									(49)	2	30
Other revenues									0	1	(2)
Acquisition-related transaction and integration expenses									47
Other expenses									15
Income (loss) before provision for (benefit from) income taxes									(111)	(8)	(150)
Income before provision for income taxes attributable to non-controlling interests									0	0	0
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.									(111)	(8)	(150)
Assets	$ 362				441				362	441	520
Operating segments | Consumer and Insurance Segment
Information about segments as well as reconciliations to consolidated financial statement amounts
Other expenses										537	452
Interest income									1,482	916	722
Interest expense									242	164	149
Provision for finance receivable losses									351	202	117
Net interest income after provision for finance receivable losses									889	550	456
Other revenues									276	215	197
Acquisition-related transaction and integration expenses									16
Other expenses									804
Income (loss) before provision for (benefit from) income taxes									345	228	201
Income before provision for income taxes attributable to non-controlling interests									0	0	0
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.									345	228	201
Assets	16,023				4,165				16,023	4,165	3,938
Operating segments | Acquisitions and Servicing
Information about segments as well as reconciliations to consolidated financial statement amounts
Other expenses										123	97
Interest income									463	545	486
Interest expense									87	82	72
Provision for finance receivable losses									68	105	61
Net interest income after provision for finance receivable losses									308	358	353
Other revenues									58	36	36
Acquisition-related transaction and integration expenses									1
Other expenses									111
Income (loss) before provision for (benefit from) income taxes									254	271	292
Income before provision for income taxes attributable to non-controlling interests									127	126	149
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.									127	145	143
Assets	1,789				2,546				1,789	2,546	2,770
Operating segments | Real Estate Loans
Information about segments as well as reconciliations to consolidated financial statement amounts
Other expenses										93	83
Interest income									68	406	698
Interest expense									212	353	546
Provision for finance receivable losses									(2)	128	255
Net interest income after provision for finance receivable losses									(142)	(75)	(103)
Other revenues									3	154	7
Acquisition-related transaction and integration expenses									1
Other expenses									33
Income (loss) before provision for (benefit from) income taxes									(173)	(14)	(179)
Income before provision for income taxes attributable to non-controlling interests									0	0	0
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.									(173)	(14)	(179)
Assets	711				4,116				711	4,116	8,623
Eliminations
Information about segments as well as reconciliations to consolidated financial statement amounts
Other expenses										(66)	(31)
Interest income									0	0	0
Interest expense									(5)	(5)	0
Provision for finance receivable losses									0	0	0
Net interest income after provision for finance receivable losses									5	5	0
Other revenues									(57)	(71)	(31)
Acquisition-related transaction and integration expenses									0
Other expenses									(52)
Income (loss) before provision for (benefit from) income taxes									0	0
Income before provision for income taxes attributable to non-controlling interests									0	0	0
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.									0	0	0
Assets	0				(363)				0	(363)	0
Segment Reconciling Items [Member]
Information about segments as well as reconciliations to consolidated financial statement amounts
Other expenses										3	3
Interest income									(91)	89	190
Interest expense									123	132	138
Provision for finance receivable losses									298	(19)	2
Net interest income after provision for finance receivable losses									(512)	(24)	50
Other revenues									(18)	411	(54)
Acquisition-related transaction and integration expenses									(3)
Other expenses									14
Income (loss) before provision for (benefit from) income taxes									(541)	384	(7)
Income before provision for income taxes attributable to non-controlling interests									0	0	0
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.									(541)	384	(7)
Assets	$ 2,305				$ 24				$ 2,305	24	(515)
Corporate Joint Venture
Information about segments as well as reconciliations to consolidated financial statement amounts
Ownership percentage	47.00%								47.00%			47.00%
OneMain | Operating segments | Consumer
Information about segments as well as reconciliations to consolidated financial statement amounts
Assets	$ 11,200								$ 11,200
Adjustments for New Accounting Principle, Early Adoption [Member]
Information about segments as well as reconciliations to consolidated financial statement amounts
Debt issuance cost										$ 29	$ 55